Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity)	12 Months Ended
Dec. 31, 2015
Transfers and Servicing [Abstract]
Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity)
TRANSFERS AND SERVICING OF FINANCIAL ASSETS (INCLUDING MORTGAGE BANKING ACTIVITY)
Commercial Banking Activity
The unpaid principal balances of loans serviced for others were $888.4 million and $533.8 million at December 31, 2015 and 2014, respectively. Custodial escrow balances maintained in connection with the foregoing portfolio of loans serviced for others, and included in demand deposits, were immaterial at December 31, 2015 and 2014.
Mortgage Banking Activity
IBERIABANK through its subsidiary, IMC, originates mortgage loans for sale into the secondary market. The loans originated primarily consist of residential first mortgages that conform to standards established by the GSEs, but can also consist of junior lien loans secured by residential property. These sales are primarily to private companies that are unaffiliated with the GSEs on a servicing-released basis. Changes to the carrying amount of mortgage loans held for sale at December 31 are presented in the following table.

(Dollars in thousands)	2015	2014	2013
Balance at beginning of period	$140,072	$128,442	$267,475
Originations and purchases	2,464,588	1,675,538	2,116,460
Sales, net of gains	(2,432,979)	(1,657,409)	(2,255,493)
Other	(5,434)	(6,499)	—
Balance at end of period	$166,247	$140,072	$128,442

The following table details the components of mortgage income for the years ended December 31:

(Dollars in thousands)	2015	2014	2013
Fair value changes of derivatives and mortgage loans held for sale:
Mortgage loans held for sale and derivatives	$2,216	$631	$(4,822)
Derivative settlements, net	(5,017)	(8,743)	3,100
Gains on sales	83,131	59,156	65,393
Servicing and other income, net	792	753	526
	$81,122	$51,797	$64,197

Mortgage Servicing Rights
Mortgage servicing rights are recorded at the lower of cost or market value in “other assets” on the Company's consolidated balance sheets and amortized over the remaining servicing life of the loans, with consideration given to prepayment assumptions. Mortgage servicing rights had the following carrying values as of the periods indicated:

	December 31, 2015			December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
(Dollars in thousands)
Mortgage servicing rights	$6,104	$(2,320)	$3,784	$4,751	$(1,253)	$3,498